Intangibles And Goodwill (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule Of Net book Value Of Intangible Assets And Goodwill

	2022 $	2021 $

Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013

	5,029	5,029
Wireless spectrum licences	2,445	2,445
Other intangibles
Software	491	483
Customer relationships	33	39

	7,998	7,996
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201

	280	280

Net book value	8,278	8,276

Changes In Carrying Amount Of Intangibles With Indefinite Useful Lives
The changes in the carrying amount of intangibles with indefinite useful lives, and therefore not subject to amortization, are as follows:

	Broadcast rights and licences $	Goodwill $	Wireless spectrum licences $
September 1, 2020	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–

August 31, 2021	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–

August 31, 2022	5,029	280	2,445

Intangibles Subject To Amoritzation
Intangibles subject to amortization are as follows:

	August 31, 2022			August 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Software	995	506	489	897	416	481

Software under construction	2	–	2	2	–	2

Customer relationships	114	81	33	114	75	39

	1,111	587	524	1,013	491	522

Changes In Carrying Amount Of Intangibles
The changes in the carrying amount of intangibles subject to amortization are as follows:

	Software $	Software under construction $	Customer relationships $	Total $

September 1, 2020	471	8	44	523

Additions	138	–	–	138

Transfers	8	(6)	–	2

Dispositions	–	–	–	–

Amortization	(136)	–	(5)	(141)

August 31, 2021	481	2	39	522

Additions	160	–	–	160

Transfers	(1)	–	–	(1)

Dispositions	–	–	–	–

Amortization	(151)	–	(6)	(157)

August 31, 2022	489	2	33	524

Changes In Market Condidtions Related To Discount Rates And Terminal Value
Significant estimates inherent to these analyses include discount rates and the terminal value. As at August 31, 2022 for both Satellite and Wireless, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-tax discount rate	Terminal growth rate	Terminal operating income before restructuring costs and amortization multiple

Satellite	8.5%	-8.5%	5.6x

Wireless	7.8%	2.5%	8.7x

Schedule Of Sensitivity Analysis Of Significant Estimates
A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed as at August 31, 2022, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase in discount rate	1% decrease in terminal growth rate	0.5 times decrease in terminal operating income before restructuring costs and amortization multiple

Satellite	5.2%	4.0%	5.0%

Wireless	15.6%	12.9%	2.2%